Loans - Activity in the allowance for credit losses by portfolio segment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		$ 2,158,590	$ 2,158,590
Balance at beginning of year	$ 1,797,116
Recoveries			3,000
Provision	(155,000)	41,000	(190,000)
Balance at end of period	1,642,056	2,025,000	1,797,116
Consumer
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		2,000	2,000
Balance at beginning of year	5,000
Recoveries			3,000
Provision			(11,000)
Balance at end of period	5,000		5,000
Commercial real estate | Commercial real estate
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		1,196,479	1,196,479
Balance at beginning of year	259,000
Provision	(15,000)	2,000	(119,000)
Balance at end of period	244,000	380,000	259,000
Commercial | Commercial and industrial
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		17,711	17,711
Balance at beginning of year	16,000
Provision	(1,000)		(7,000)
Balance at end of period	15,000	23,000	16,000
Commercial | Construction
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		6,302	6,302
Balance at beginning of year	28,000
Provision	(28,000)	(2,000)	20,000
Balance at end of period		6,000	28,000
Residential | One-to-four-family residential
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		206,771	206,771
Balance at beginning of year	1,314,000
Provision	(104,000)	44,000	(30,000)
Balance at end of period	1,210,000	1,388,000	1,314,000
Residential | Multi-family real estate
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		365,401	365,401
Balance at beginning of year	175,000
Provision	(7,000)	7,000	(43,000)
Balance at end of period	168,000	225,000	175,000
Consumer Loans
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		2,000	2,000
Provision		(10,000)
Balance at end of period		3,000
Consumer Loans | Consumer
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		653	653
Unallocated
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		365,273	365,273
Accounting Standards Update 2016-13
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		(175,000)	(175,000)
Accounting Standards Update 2016-13 | Cumulative effect of accounting change
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year	$ 175,000
Balance at end of period			175,000
Accounting Standards Update 2016-13 | Consumer
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		11,000	11,000
Accounting Standards Update 2016-13 | Commercial real estate | Commercial real estate
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		(818,000)	(818,000)
Accounting Standards Update 2016-13 | Commercial | Commercial and industrial
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		5,000	5,000
Accounting Standards Update 2016-13 | Commercial | Construction
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		2,000	2,000
Accounting Standards Update 2016-13 | Residential | One-to-four-family residential
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		1,137,000	1,137,000
Accounting Standards Update 2016-13 | Residential | Multi-family real estate
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		(147,000)	(147,000)
Accounting Standards Update 2016-13 | Consumer Loans
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		11,000	11,000
Accounting Standards Update 2016-13 | Unallocated
Activity in the allowance for credit losses - loans by loan class
Balance at beginning of year		$ (365,000)	$ (365,000)